NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE
9.           NOTES PAYABLE

In 2013, Hainan Jinpan entered into material purchasing agreement with suppliers in China.  The notes were payable to the suppliers and were unsecured, short term and non-interest bearing. As of December 31, 2013 and 2012, the balance of the note payable was RMB 64.0 million (US$ 10.5 million) and RMB 37.8 million (US$ 6.0 million) respectively.